Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 27,831	$ 25,769	[1]	$ 23,216
Cost of goods sold	(22,958)	(21,572)	[1]	(19,420)
Other, net	(997)	(1,165)	[1]	(1,521)
Interest expense	(812)	(940)	[1]	(1,026)
Income tax (expense)	(417)	(457)	[1]	(297)
Net income (loss)	1,099	290	[1],[2]	$ (261)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(18)	106
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	7	(6)
Cost of goods sold	(15)	47
Other, net	(20)	(10)
Interest expense	4	0
Income tax (expense)	2	2
Net income (loss)	(22)	33
Reclassification out of Accumulated Other Comprehensive Income | Amortization of actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income (expense)	(85)	(101)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income (expense)	(82)	(2)
Reclassification out of Accumulated Other Comprehensive Income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)	1	(26)
Net income (loss)	$ 4	$ 73

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).